Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Transfer fees
Additional fees payable, first team squad	£ 49,703,000
Additional fees payable, other	10,508,000
Additional fees payable	60,211,000	£ 74,321,000	£ 66,184,000
Probable effect of contingent assets	4,046,000	£ 707,000	£ 2,063,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	20,066,000
Additional fees payable, other	9,890,000
Additional fees payable	29,956,000
International appearances
Transfer fees
Additional fees payable, first team squad	11,102,000
Additional fees payable	11,102,000
Other
Transfer fees
Additional fees payable, first team squad	18,535,000
Additional fees payable, other	618,000
Additional fees payable	£ 19,153,000